Segment information - Summary Of Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of operating segments [line items]
Total income	₨ 69,195	$ 912	₨ 54,491	₨ 53,303
Revenue	59,349	782	48,187	48,412
Other income	5,139	68	2,870	2,634
Less: Employee benefit and other expenses	4,501	59	1,259	951
Profit (loss) from operating activities	(12,233)	(161)	(5,083)	(570)
Depreciation and amortisation expense	13,764	181	12,026	11,240
Change in fair value of warrants	690	9
Listing and related expenses	10,512	139
(Loss) / profit before share of profit of jointly controlled entities and tax	(12,233)	(161)	(5,128)	(623)
Income tax expense	(3,895)	(51)	(2,904)	(2,158)
Loss for the year	(16,128)	(213)	(8,032)	(2,781)
Operating segments [member]
Disclosure of operating segments [line items]
Total income	69,195	912	54,491	53,303
Revenue	59,349	782	48,187	48,412
Other income	9,846	130	6,304	4,891
Less: Employee benefit and other expenses	14,750	194	9,267	7,146
Total expenses	14,750	194	9,267	7,146
Profit (loss) from operating activities	54,445	718	45,224	46,157
Depreciation and amortisation expense	13,764	181	12,026	11,240
Change in fair value of warrants	690	9
Listing and related expenses	10,512	139
Finance costs	41,712	550	38,281	35,487
(Loss) / profit before share of profit of jointly controlled entities and tax	(12,233)	(161)	(5,083)	(570)
Share in loss of jointly controlled entities			45	(53)
Income tax expense	3,895	51	2,904	2,158
Loss for the year	(16,128)	(213)	(8,032)	(2,781)
Operating segments [member] | Other Segments [Member]
Disclosure of operating segments [line items]
Total income	1,435
Revenue	1,428
Other income	7
Less: Employee benefit and other expenses	304
Total expenses	304
Profit (loss) from operating activities	1,131
Unallocated amounts [member]
Disclosure of operating segments [line items]
Total income	981		1,115	1,245
Revenue			39	14
Other income	981		1,076	1,231
Less: Employee benefit and other expenses	4,960		1,698	1,342
Total expenses	4,960		1,698	1,342
Profit (loss) from operating activities	(3,979)		(582)	(97)
Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total income	39,591		33,609	34,866
Revenue	33,861		29,411	31,800
Other income	5,730		4,198	3,066
Less: Employee benefit and other expenses	5,924		4,843	3,706
Total expenses	5,924		4,843	3,706
Profit (loss) from operating activities	33,667		28,766	31,160
Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total income	27,188		19,767	17,192
Revenue	24,060		18,737	16,598
Other income	3,128		1,030	594
Less: Employee benefit and other expenses	3,562		2,726	2,098
Total expenses	3,562		2,726	2,098
Profit (loss) from operating activities	23,626		17,042	15,094
Revenue From Contracts With Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	59,349	$ 782	48,187	48,412
Revenue From Contracts With Customers [Member] | Operating segments [member] | Other Segments [Member]
Disclosure of operating segments [line items]
Revenue	1,428
Revenue From Contracts With Customers [Member] | Unallocated amounts [member]
Disclosure of operating segments [line items]
Revenue			39	14
Revenue From Contracts With Customers [Member] | Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	33,861		29,411	31,800
Revenue From Contracts With Customers [Member] | Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ 24,060		₨ 18,737	₨ 16,598